UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: March 31, 2006 Estimated average burden hours per response14.4

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 319-6670

Date of fiscal year end:	December 31, 2006

Date of reporting period:	July 2005 - June 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Name of Security	Ticker	Cusip	Proposed by	Meeting Date	Date Voted or Date Posted	Description of Issue	Item #	Vote

Meade Instruments Corp.	mead	583062104	issuer	7/7/05	n/a	Elect directors	1	no vote
						Authorize proxies to vote on business properly brought before a meeting	2	no vote

PC Mall, Inc.	mall	69323K100	issuer	7/12/05	n/a	Elect directors	1	no vote
						Ratify PriceWaterhouse Coopers LLP as independent accounting firm	2	no vote

Seachange Int'l, Inc.	seac	811699107	issuer	7/13/05	n/a	Elect directors	1	no vote
						Approve adoption of 2005 Equity compensation & incentive plan	2	no vote
						Ratify Pricewaterhouse Coopers LLP as independent accounting firm	3	no vote

Clicksoftware Technologies	cksw	M25082104	issuer	7/13/05	n/a	Elect directors	1	no vote
						Approve Brightman Almago & Co. as independent auditors	2	no vote
						Approve the execution of an amendment to the employment agreement between the company and Dr. Moshe BenBassat the company's Chairman of the BOD and CEO	3	no vote
						Approve an option grant to Dr. BenBassat for the purchase of 108,000 shares of the company	4	no vote

World Heart Corporation	whrt	980905202	issuer	7/18/05	7/15/05	Elect directors	1	For
						Appoint auditors and authorize the directors to fix their remuneration.	2	For
						Approve the Medquest resolution issuance of 9,300,000 common shares to Medquest Products inc.	3	For
						Approve the Maverick resolution issuance of 8,888,889 common shares to Maverick Venture Management LLC	4	For
						Approve the warrant amendment resolution to exercise price of warrants issued.	5	For
						Approve increase in the number of common shares reserved for Employee Stock Option Plan	6	For
						Approve the removal of the restriction World Heart Corp ESOP prohibiting aggregate grants to individuals of more than 5% of the issued and outstanding.	7	For
						Approve the option amendment resolution of certain options granted by the corporation to EO's and Dirs.	8	For
						A special resolution to approve the continuance of the corporation under the canada business corporations act	9	For

Hyperspace Communications	hco	44915D103	issuer	7/22/05	n/a	Elect directors	1	no vote
						Approve merger agreement as amended and issue common stocks and warrants to the merger agreement.	2	no vote
						Approve amendment to articles of incorporation to increase authorized shares	3	no vote
						Amend 2004 incentive plan	4	no vote

Orthovita, Inc.	vita	68750U102	issuer	7/25/05	n/a	Elect directors	1	no vote
						approve 1997 Equity Compensation plan	2	no vote

Regeneration Technologies	rtix	75886N100	issuer	7/26/05	n/a	Elect directors	1	no vote

Safenet, Inc.	sfnt	45675F303	issuer	7/26/05	n/a	Elect directors	1	no vote
						Ratify Ernst & Young as independent accounting firm	2	no vote
						Increase shares in 2001 Omnibus Stock Plan from 3M to 6M shares	3	no vote

Nuvasive, Inc.	nuva	670704105	issuer	7/27/05	n/a	Elect directors	1	no vote
						Ratify Ernst & Young LLP as independent accounting firm	2	no vote

Monterey Gourmet Foods, Inc.	psta	612570101	issuer	7/28/05	n/a	Elect directors	1	no vote
						Approve selection of BDO Seidman, LLP as independent accounting firm	2	no vote

MK Resources Co.	mkkr	55311Y103	issuer	8/09/05	7/19/05	Approve and adopt agreement and plan of merger dated 5/3/05 among Leucadia Nat'l Corp. , MK Resources company and Marigold Acquisition Corp., the merger contemplated thereby. The merger agreement is described in and attached as appendix A to the accompanying proxy statement/prospectus.	1	against

Parkervision Inc.	prkr	701354102	issuer	8/09/05	n/a	Elect directors	1	no vote

Stellent	stel	85856W105	issuer	8/10/05	n/a	Elect directors	1	no vote
						Approve 2005 equity incentive plan which a max of 3,200,000 shares issued	2	no vote
						Ratify Grant Thornton LLP as independent auditors	3	no vote

Tvia, Inc.	tvia	87307P101	issuer	8/11/05	n/a	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP as independent accounting firm	2	no vote

Printronix, Inc.	ptnx	742578107	issuer	8/16/05	8/10/05	Elect directors	1	for
						Approve stock option plan	2	for

Redenvelope, Inc.	rede	75733R601	issuer	8/26/05	n/a	Elect directors	1	no vote
						Ratify Deloitte & Touch LLP as independent public accounting firm	2	no vote

Nanometrics Inc.	nano	630077105	issuer	8/26/05	n/a	Elect directors	1	no vote
						Approve reincorporation of the company through merger with big league merger corporation	2	no vote
						Approve the governance and other provisions in the certificate of incorporation and bylaws to be contingent and effective upon the completion of the reincorporation merger by marking the box below	3	no vote
						Approve provision liminting the company's stockholder (a) right to call special meetings of stockholders (b) ability to act by written consent	A&B	no vote
						Approve provision requiring a super-majority vote of the stockholder to (c) amend certain provisions of its certificate (d) amend certain provisions of the bylaws	C&D	no vote
						Approve provision liminting the company's stockholder (e) right to remove directors from the board without cause	E	no vote
						Approve the classificationof the board of directors into separate classes with staggered terms	F	no vote
						Approve provision limiting cumulative voting rights in connection with the election of directors	G	no vote
						Adoption of the 2005 ESOP and the reservation of 1.2MM shares of common stock for issuance	4	no vote
						Ratify the appointment BDO Seidman, LLP as independent registered public accounting firm	5	no vote

Given Imaging Ltd.	givn	M52020100	issuer	8/30/05	n/a	Elect directors	1	no vote
						Approve compensation of the President and CEO of company	2	no vote
						Approve changes to compansation of the directors of company	3	no vote
						Reappoint Somekh Chaikin, a member of KPMG Int'l, as independent auditors until next meeting and authorize the company's BOD to determine renumeration	4	no vote

Quantum Fuel Systems Tech	qttw	74765 E109	issuer	9/9/05	n/a	Elect directors	1	no vote
						Ratify Ernst & Young LLP as independent auditors	2	no vote

Opnet Technologies Inc.	opnt	683757108	issuer	9/13/05	n/a	Elect directors	1	no vote
						Ratify Deloitte & Touche LLP as independent auditors	2	no vote

Tegal Corporation	tgal	879008100	issuer	9/13/05	9/2/05	Elect directors	1	For
						Approve 7th amended and restated 1998 Equity participation plan shares will be increased from 10MM to 20MM and max. number of shares that may be subjdct to awards granted to any individual under the plan in any fiscal year will be increased from 1.6MM to 4MM	2	For
						Aprove the 5th amended and restated option plan for outside directors to which the shares available under the plan will be increased from 1.6MM to 4MM	3	For
						Approve amendment to our certificate to increase the authorized shares of stock from 100MM to 200MM	4	For
						Approve a financing transaction in which we may sell and issue to a group of private investors in a second closing up to 28,315,385 shares of our common stock at a price of $0.65 per share and Five year warrants to purchase up to 14,157,692 shares of our common stock at an exercise price of $1.00 per share	5	For
						approve an amendment to our certificate of incorporation to allow the board to adopt, amend or repeal our bylaws.	6	For
						Ratify Moss Adams LLP as indepent registered public accounting firm	7	For

WPCS Int'l Inc.	wpcs		issuer	9/14/05	9/7/05	Elect directors	1	For
						Approve appointment of J.H Cohn LLP as independent public accounting	2	For
						Approve 2006 Incentive Stock Plan	3	For

Iteris, Inc.	iti	4656T107	issuer	9/16/05	9/10/05	Elect directors	1	no vote
						Approve amendment of the bylaws of Iteris to change the size of the B of D to not less than 7 members nor more than 11, with the exact number to be set at 11 directors until changed within the foregoing limits by resolution of the Board	2	no vote
						Ratify McGladrey & Pullen as independent auditors	3	no vote

PSI Technologies Holdings, Inc.	psit	74438Q109	issuer	9/22/05	n/a	Elect directors	1	no vote
						Approve minutes of 8/18/04 meeting of stockholders	2	no vote
						Approve SGV & Co. and Ernst & Young as external auditors	3	no vote
						Approve amendment to section 1 article II of the corporate by laws to change the date of the annual general meeting of stockholders from any day in June to the 4th Thursday of september of each year	4	no vote
						Authorize the company to guarantee and/or act as surety with respect to any loans/oblications that any financial institution may extend to PSI Technologies, Inc. and/or PSI Technologies Laguna, Inc.	5	no vote
						Ratify all acts, contracts and resolution of mgmt and the BoD sinces 8/18/04	6	no vote
						Other matters	7	no vote

Sumtotal Systems Inc.	sumt	866615107	issuer	9/23/05	n/a	Elect directors	1	no vote

Frequency Electronics Inc.	fei	358010106	issuer	9/29/05	9/23/05	Elect directors	1	For
						Ratify Holtz Rubenstein Reminick LLP as independent auditors	2	For
						Adoption of the FEI 2005 Stock award plan	3	For

Unify Corporation	unfy	904743101	issuer	9/29/05	N/A	Elect directors	1	no vote
						Ratify Grant Thornton LLP as independent auditors	2	no vote

Nova Measuring Instruments	nvmi	M7516K103	issuer	9/29/05	N/A	Elect directors	1	no vote

Buca, Inc.	buca	117769109	issuer	10/19/05	n/a	Elect directors	1	no vote
						Ratify appointment of Deloitte & Touche LLP as independent auditors	2	no vote

Primal Solutions Inc.	psol	74154A106	issuer	10/27/05	n/a	Elect directors	1	no vote
						Appoint Haskel & White LLP	2	no vote

Adept Technology, Inc.	adep	6854202	issuer	11/03/05	10/18/05	Elect directors	1	For
						Approve the amendment to the 2003 stock option plan.	2	For
						Approve 2005 Equity Incentive Plan	3	For
						Approve the amendment of Adept's Art of Inc. (or cert. of inc. if the reincorporation proposal is approved) to increase the number of authorized shares of capital stock from 15MM to 20MM including the increase of the authorized cs of Adept from 14MM to 19MM	4	For
						Approve the reincorporation of Adept from California to Delaware	5	For

Palmsource, Inc.	psrc	697154102	issuer	11/14/05	11/7/05	Elect directors	1	For
						Proposal to adopt the merger agreement between Access Co. LTD & Apollo Merger Sub, Inc. and approve the merger with Apollo Merger Sub, Inc.	2	For
						Ratify appointment of PriceWaterhouse Coopers LLP as independent public accounting firm	3	For

Trikon Technologies, Inc.	trkn	896187408	issuer	12/1/05	11/28/2005	Adopt the merger agreement dated as of 3/14/05 amon Trikon Technologies Inc. Aviza Technology Inc. New Athletics, Inc. Baseball Acquisition Corp I and Baseball Acquisition Corp. I with and into Trikon.	1	For

Approve the amended and restated certificate of inc. of New Athletics, Inc. substantially in the form attached as Annex B to the proxy statement/prospectus which is to be effective following the merger transaction. Please complete either this proposal or the individual sub-proposals below but not both. You may vote on all sub-proposals to approve the governance and other provisions in the amended and restated cert. of inc. of New Athletics, Inc. tobe contingent and effective upon the completion of the merger transaction by marking the box below. If you mark both this item and any individual proposal below only your vote on this item will be counted.
							2	Against
						Approve the classified BOD of New Athletics, Inc. consisting of three classes with each class coming up for election every three years.	2a	Against
						Approve restrictions on the ability to remove directors of New Athletics.	2b	Against
						Approve restriction on the ability of New Athletics to hold its first annual meeting prior to the 13-month anniversary of the effective time of the merger transaction.	2c	Against
						Approve restrictions on the ability of stockholders to act by written consent.	2d	Against
						Approve restrictions on the ability to amend the bylaws and certain provisions of the amended and restated cert.of inc. of New Athletics, Inc.	2e	Against
						Approve the New Athletics 2004 stock plan	3	Against
						Proposal to grant discretionary authority to the Trikon BOD to adjourn or postpone the Trikon Special Meeting.	4	For

La Jolla Pharmaceutical Co.	ljpc	503459109	issuer	12/02/05	11/17/05	Approve issuance of common stock and warrants to purchase common stock to certain investors pursuant to the securities purchase agreement dated October 6, 2005	1	For
						Approve proposal to amend cert. of inc. to increase the authorized number of shares of common stock by 50MM	2	For
						Approve the proposal to amend the La Jolla 2004 Equity incentive plan 1- increase shares of common stock under the plan by 16MM 2- increase shares of common stock issued to any eligible person by 6MM and 3- eliminate the minimum restriction period requirement with respect to restricted stock granted.	3	For
						Approve proposal to decrease the number of issued and outstanding shares of common stock by means of a one-for-five reverse stock split	4	For

Collectors Universe, Inc.	clct	19421R200	issuer	12/05/05		Elect directors	1	For
						Approval of the 2005 stock incentive plan	2	For

Modtech Holdings Inc.	modt	60783C100	issuer	12/13/05		Elect directors	1	no vote
						Ratify of the appointment of Peterson & Co. as independent auditors	2	no vote

Pharmacyclics, Inc.	pcyc	716933106	issuer	12/15/05		Elect directors	1	no vote
						Amend the company's 2004 Equity incentive award plan in order to increase the number of shares of common stock for issuance over the term of the 2004 plan by additional 1mm shares.	2	no vote
						Ratify the appointment of Price Waterhouse Coopers LLp and independent registered public accounting firm	3	no vote

Modtech Holdings, Inc.	modt	60783C100	issuer	01/03/05	12/22/05	Approve private placement and the issuance of 2,046,000 shares of common stock and warrants to purchase an additional 1,023,000 shares of common stock.	1	no vote
						Approve issuance of shares of common stock to be issued upon conversion of a 25.9mm convertible note and esercise of the related warrants.	2	no vote
						Approve amendment to the company's cert. of inc. to increase the authorized number of shares of common stock from 25MM to 55MM	3	no vote
						Approve amendment to the company's 2002 nonstatutory stock option plan to increase the number of shares of common stock issuable upon exercise of options granted under the plan from 1mm to 2mm	4	no vote

Solexa, Inc.	slxa	83420X105	issuer	01/17/06	12/22/05	Approve issuance of common stock and warrants to purchase common stock in connection with a financing transaction	1	For

Visual Networks Inc.	vnwk	928444108	issuer	01/20/06	12/06/05	Approve and adopt the agreement and plan of merger dated 12/1/05 by and among Fluke Electronics Corp., HEA Corp. and Visual Networks Inc. as more fully described in the accompanying proxy statement.	1	For
						Grant discretionary authority toeach of the proxy holders to adjourn the special meeting to another time or place for the purpose of soliciting additional proxies	2	For
						Transact such other business as may properly be brought before the special meeting or any adjournment or postponement of the special meeting.	3	For

Willbros Group, Inc.	wg	969199108	issuer	2/1/2006	2/17/2006	Elect Directors	1	No vote

Xcyte Therapies, Inc.	xcyt	98389F309	issuer	3/16/2006	2/17/2006	Approve the issuance of company common stock pursuant to the stock purchase agreement as of 12/15/05 and amended by amenment no. 1 thereto as of 1/13/06 between Xcyte and Cyclacel Group Plc. All as more fully described in the proxy statement.	1
						Approve the sale of company T cell expansion technology known as the Xcellerate Process, including all related intellectual property, all clinical data generated by Xcyte in the courseof six clinical trials of its lead product all related raw materials, and specified agreements and equipment, to invitrogen Corporation, all as more fully described in the proxy statement.	2	For
						Approve an equity incentive plan to provide for the grant of equity incentive awards with respect to up to 986,120 shares of Xcyte common stock to officers, employees, directors and consultants of Xcyte.	3	For
						Approve the amendment of Wcyte's cert. of inc. to change Xcytes's name to Cyclacel Pharmaceuticals, Inc. and to modify the indemnification obligations of Xcyte, all as more fully described in the proxy statement.	4	For
						Approve the amendment of Xcyte's cert. of inc. to effect a reverse stock split of Xcyte common stock at a ratio of one share for each ten shares of common stock.	5	For

Indevus Pharmaceuticals, Inc	idev	454072109	issuer	3/07/06	n/a	Elect Directors	1	no vote
						Approve amendment to the company's 2004 equity incentive plan as amended	2	no vote
						Approve and ratify PriceWaterhouseCoopers LLP as the independent registered public accounting firm	3	no vote

Hi/Fn, Inc.	hifn	428358105	issuer	2/27/06	n/a	Elect Directors	1	no vote
						Ratify and approve an amendment to the amended and restated 1996 Equity incentive plan to extend the term by five years from 11/20/06 to 11/20/11	2	no vote
						Ratify and approve an amendment to the 1998 Employee stock purchase plan to provide for an increase in the number of shares available for issuance thereunder from 900,000 shares to 1,4000,000 shares	3	no vote
						Ratify the appointment of PriceWaterhouse Coopers LLP as independent registered public accounting firm of HIFN for the fiscal year ending 9/30/06	4	no vote

Nuance Communications, Inc.	nuan	67020Y100	issuer	3/31/06	n/a	Elect Directors	1	no vote
						Approve the amended and restated 2000 stock plan.	2	no vote
						Approve the amended and restated 1995 directors' stock option plan.	3	no vote
						Approve the amended and restated 1995 Employee stock purchase plan.	4	no vote
						Ratify the appointment of BDO Seidman, LLP as independent public accounting firm	5	no vote

PECO II, Inc.	piii	705221109	issuer	3/21/2006	n/a	Approve and adopt an amendment to the Peco II amended and restated code of regulations providing that the Ohio control share acquisition act shall not apply to acquisition of the company's equity securities	1	no vote
						Approve the issuance of 4,740,375 shares of Peco II common stock without par value (the primary shares) to Delta Products Corporation pursuant to an asset purchase agreement between Peco II and Delta dated 10/13/05 (the Asset Purchase Agreement) all as more fully described in the proxy statement	2	no vote
						Appprove the issuance of a warrant to permit Delta to purchase approximately 12.9 million shares of Peco II common stock without par value or such other number of shares of Peco II common stock that when aggregated with the primary shares of Peco II capital stock, as more fully described in the proxy statement	3	no vote
						Approve allowing the BOD to adjourn the special meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the special meeting to approve and adopt the proposals	4	no vote

Artisoft, Inc.	asft	04314L205	issuer	4/3/2006	3/29/2006	Elect directors	1	For
						Approve amendments to our 2004 stock incentive plan, as amended to among other things, increase the total number of shares that may be granted under the Plan from 2MM shares to 10,768,865 shares	2	For
						Ratify Vitale Caturano & Co. Ltd. As independent accountants	3	For
						Approve an amended and restated Cert. of Inc. to replace our current Cert. of Inc.	4	For

Find/SVP, Inc.	fsvp	317718302	issuer	3/13/2006	n/a	Amendment to the Cert. of Inc. as amended of the company changing the company's name	1	no vote

Velocity Express Corp.	vexp	92257T608	issuer	1/27/2006	n/a	Approve certain terms of our Series P Convertible Preferred Stock("SeriesP") to permit the Company to issue additional Series P as payment-in-kind dividends, (B) issue additional conversion shares pursuant to anti-dilution provisions of the Series P, cna (C) exercise of the A Warrant and B Warrant issuable in connection with the Series P	1	no vote
						Approve certain terms of our Series N Convertible Preferred Stock ("Series N") to permit the Company to issue additional Series N as payment-in-kind dividends, and the issuance of additional conversion shares pursuant to anit-dilution provisions thereof.	2	no vote
						Approve certain terms of our Series O Convertible Preferred Stock ("Series O") to permit the Company to issue additional Series O as payment-in-kind dividends, and the issuance of additional conversion shares pursuant to anit-dilution provisions thereof.	3	no vote

Advanced Life Sciences Holdings Inc.	adls	00765H107	issuer	5/2/2006	4/13/2006	Elect Direcetors	1	no vote
						Ratify Deloitte & Touche LLP as Independent Public Accounting Firm	2	no vote

Curagen Corp.	crgn	23126R101	issuer	5/3/2006	4/21/2006	Elect Directors	1	no vote

Insmed Inc.	insm	457669208	issuer	5/10/2006	4/21/2006	Elect Directors	1	no vote
						Ratify Ernst & Young LLP as independent auditors	2	no vote

CombinatoRx, Inc.	crxx	20010A103	issuer	6/1/2006	4/26/2006	Elect Directors
						Amend the provisions of the Company's 2004 Incentive Plan as described in the accompanying proxy statement
						Ratify Ernst & Young LLP as independent public accounting

Dyax Corporation	dyax		issuer	5/18/2006	4/27/2006	Elect Directors	1	no vote
						Ratify PriceWaterhouse Coopers LLP as independent auditors	2	no vote

Metabasis Therapeutics, Inc.	mtix	59101M105	issuer	5/9/2006	5/4/2006	Elect Directors	1	no vote
						Ratify Ernst & Young as independent auditors	2	no vote

Integramed America, Inc.	inmd	45810N302	issuer	5/23/2006	5/4/2006	Elect Directors	1	no vote

Vnus Medical Technologies, Inc.	vnus	928566108	issuer	5/25/2006	5/4/2006	Elect Directors	1	no vote
						Ratify independent public accountant	2	no vote

Integral Vision, Inc.	invi	45811H106	issuer	5/31/2006	5/8/2006	Elect Directors	1	no vote

American Technology Corp.	atco	30145205	issuer	5/4/2006	5/8/2006	Elect Directors	1	no vote
						Ratify Swenson advisors as independent accountants	2	no vote
						Approve certain terms of the securities purchase agreement	3	no vote
						Stockholder proposal concerning procedure for disclosure of orders	4	no vote

Metasolv, Inc.	mslv	59139P104	issuer	5/9/2006	5/8/2006	Elect directors	1	no vote
						Ratify Grant Thornton LLP as independent auditors	2	no vote

DTS, Inc.	dtsi	23335C101	issuer	5/18/2006	5/8/2006	Elect directors	1	no vote
						Ratify and approve PriceWaterhouse Coopers LLP as independent auditors	2	no vote

Entrust, Inc.	entu	293848107	issuer	5/5/2006	5/8/2006	Elect directors	1	no vote
						Approve the Entrust, Inc. 2006 stock incentive plan	2	no vote
						Ratify Grant Thornton LLP as independent accountants	3	no vote

Cambridge Display Technology, Inc.	oled	132193103	issuer	5/31/2006	5/8/2006	Elect directors	1	no vote
						Ratify Ernst & Young LLP as public accountants	2	no vote
						In their discretion, upon such other business as may properly come before the meeting.	3	no vote

Axsys Technologies, Inc.	axys	54615109	issuer	5/4/2006	5/9/2005	Elect directors	1	no vote
						Approval to amend the company's amended and restated long-term incentive plan	2	no vote

NMS Communications Corp.	nmss	629248105	issuer	4/27/2006	5/9/2006	Elect directors	1	no vote
						Ratify PriceWaterhouse Coopers LLP as independent auditors	2	no vote

Tercica Inc.	trca	88078L105	issuer	6/6/2006	5/10/2006	Elect directors	1	no vote
						Ratify Ernst & Young LLP as accounting firm	2	no vote

Sangamo Biosciences, Inc.	sgmo	800677106	issuer	6/7/2006	5/10/2006	Elect directors	1	no vote
						Ratify Ernst & Young LLP as independent auditors	2	no vote

Ciphergen Biosystems, Inc.	ciph	17252Y104	issuer	6/7/2006	5/10/2006	Elect directors	1	no vote
						Ratify PriceWaterhouse Coopers as accounting firm	2	no vote

Cryptologic, Inc.	cryp	228906103	issuer	5/11/2006	5/10/2006	Elect directors	1	For
						Adopt amended 2002 incentive stock option plan to issue an additional 250,000 common shares (recruitment option)	2	For
						Adopt amended 2002 incentive stock option plan to issue an additional 250,000 common shares (employee option)	3	For
						Adopt amended 2002 incentive stock option plan to issue an additional 150,000 common shares (other options)	4	For
						Re-appoint auditors: KPMG LLP	5	For
						In his discretion on such other issues as may properly come before the meeting.	6	Against

La Jolla Pharmaceutical Co.	ljph	503459109	issuer	5/18/2006	5/11/2006	Elect Directors	1	For
						Amend 1995 Employee Stock Purchase Plan	2	For
						Ratify Ernst & Young LLP as independent accounting firm	3	For

Transworld Corp.	twoc	89336R207	issuer	5/17/2006	5/18/2006	Elect Directors	1	No vote
						Propose to amend the 2004 Equity Incentive Plan	2	No vote
						Ratify Fothstein, Kass & Co., P.C. as independent public accountants	3	No vote

Guideline	gdln	317718302	issuer	6/9/2006	5/18/2006	Elect Directors	1	No vote
						Ratify and approve amendment to the company's 2003 stock incentive plan to increase the number of authorized shares of common stock under the 2003 plan from 1.5mm shares to 2.75mm shares	2	No vote
						Ratify Deloitte & Touche LLP as independent public accounting firm	3	No vote

Medivation, Inc.	mdv	58501N101	issuer	6/9/2006	5/18/2006	Elect Directors	1	No vote
						Ratify Singer Lewak Greenbaum & Goldstein as independent accounting firm	2	No vote

Amerigon, Inc.	argn	03070L300	issuer	5/18/2006	5/22/2006	Elect Directors	1	No vote
						Approve the amerigon inc. 2006 Equity Incentive Plan	2	No vote

Metretek Technologies Inc.	mek	59159Q107	issuer	6/12/2006	5/23/2006	Elect Directors	1	No vote
						Approve amendments to the company's 1998 stock incentive plan to increase the number of shares of common stock authorized for issuance therunder by 1mm shares to an aggregate of 3, 750,000 shares and to effect certain other amendents	2	No vote
						Ratify Hein & Associates LLP as the independent public accounting firm	3	No vote
						Proxies are authorized to take action and to vote upon such other business as may properly come before the annual meeting or any adjournments or postponements thereof.	4	No vote

Panacos Pharmaceuticals, Inc.	panc	69811Q106	issuer	6/22/2006	5/25/2006	Elect Directors	1	No vote
						Approve amended and restated 2005 supplemental equity compensation plan.	2	No vote
						Approve amended and restated 1998 Employee stock purchase plan	3	No vote
						Ratify KPMG LLP as independent accounting firm	4	No vote

Pharmafrontiers Corp.	pftr	7171EN106	issuer	6/15/2006	5/25/2006	Elect Directors	1	No vote
						Approve amendment to company's articles of Inc. to effect a 1 for 10 reverse stock split	2	No vote
						approve amendment to the company's articles of Inc. to change the coporate name to "OPEXA THERAPEUTICS, INC."	3	No vote
						Approve amendment to the company's June 2004 compensatory stockoption plan to increase the aggregate number of shares of common stock authorized for issuance and increase the limitation on performance awards granted in any fiscal year pursuant to section 5(d) of the plan.	4	No vote

Guideline, Inc.	gdln	401716105	issuer	6/9/2006	6/12/2006	Elect directors
						Ratify and approve amendment to the company's 2003 stock incentive plan to increase the number of authorized shares of common stock under the 2003 from 1,500,000 shares to 2,750,000 shares
						Ratify Deloitte and Touche LLP as independent Public Accounting Firm

Intermap Technologies Corp.	imp.cn	458977204	issuer	5/9/2006	5/8/2006	Elect Directors	1	For
						Appoint KPMG LLP, as auditors	2	For
						Approve shareholder rights plan of the Corp. the form of which is set out in the accompanying management information circular	3	For
						Approve amending by-law no. 1 of the corporation to decrease the percentage of issued and outstanding voting capital reguired to be present in person or by proxy to achieve a quorum for the transaction of business at a meeting of the shareholders of the corp. from 30% to 5%	4	For
						Approve an increase of shares available for the granting of stock options under the corporations stock option plan to 3,650,000.	5	For

Tut Systems, Inc.	tuts	901103101	issuer	5/25/2006	n/a	Elect Directors	1	No vote
						Ratify Pricewaterhousecoopers LLP as accounting firm	2	No vote

PC Tel, Inc.	pcti	69325Q105	issuer	6/5/2006	n/a	Elect Directors	1	No vote
						Ratify Pricewaterhouse Coopers LLP	2	No vote
						Approve amendment and restatement of the 1997 Stock plan including an increase in the reserve of shares under the plan.	3	No vote

Net Perceptions, Inc.	netp	64107U101	issuer	6/22/2006	6/18/2006	Elect Directors	1	No vote

Immersion Corp.	immr	452521107	issuer	6/7/2009	n/a	Elect Directors	1	No vote
						Ratify Deloitte and Touche LLP as accounting firm	2	No vote

Velocity Express	vexp	92257T608	issuer	6/22/2006	6/23/2006	Elect Directors	1	No Vote
						Ratify UHY LLP as accounting firm	2	No Vote
						Proxies are authorized to vote upon such other business as may properly come before the annual meeting	3	No Vote

Memory Pharmaceuticals	memy	58606R403	issuer	7/19/2006	6/29/2006	Elect Directors	1	No Vote
						Approve amendment to the 2004 Employee Stock Purchase Plan to increase the number of shares to common stock reserved for issuance ESPP by 150000 shares	2	No Vote
						Ratify KPMG LLP as auditors	3	No Vote
						To transact such other business as may properly come before the meeting	4	No Vote

Ceva, Inc.	ceva	157210105	issuer	7/18/2006	7/17/2006	Elect Directors	1	For
						Approve amend and restate 2002 employee stock purchase plan to increase the number of shares of common stock reserved for issuance thereunder form 1MM to 1.5MM	2	For
						Ratify Kost Forer Gabbay & Kasierer as independent auditors of the company	3	For

Seachange Int'l, Inc.	seac	811699107	issuer	7/12/2006	na	Elect Directors	1	No vote
						Approve Seachange's third amended and restated 1996 Employee stock purchase plan.	2	No vote
						Ratify Pricewater House Coopers, LLP as public accounting firm.	3	No vote

Tegal Corp.	tgal	879008100	issuer	7/21/2006	7/19/2006	Elect Directors	1	For
						Approve series amendments to our Cert. of Inc. to effect a reverse stock split of our common stock, whereby each outstanding 8 or 12 shares would be combined into one share and to grant authorization to the BOD to determine at its discretion, the timing and the actual ratio of the reverse stock split	2	For
						Approve the 8th amended and restated 1998 equity participation plan pursuant to which the plan will be amended to allow for the repricing of issued but unexercised stock options and awards held by employees and consultants.	3	For
						Ratify Moss Adams LLP as independent public accounting firm.	4	For
						In their discretion, the proxies are authorized to vote upon such other business as may properly come before the annual meeting and any and all adjournments or postponements of the annual meeting.	5	For

Corillian Corp.	cori	218725109	issuer	5/15/2006	na	Elect Directors	1	No Vote
						Ratify KPMG LLP as independent public auditors	2	No Vote

TVI Corporation	tvin	872916101	issuer	5/15/2006	na	Elect Directors	1	No vote
						Ratify Stegman & Co. as independent accountants	2	No vote

Image Sensing Systems, Inc.	isns	45244C104	issuer	5/17/2006	na	Elect Directors	1	No vote
						Ratify Grant Thornton LLP as independent public accounting firm	2	No vote

Supportsoft, Inc.	sprt	868587106	issuer	5/23/2006	na	Elect Directors	1	No vote
						Ratify Ernst & Young LLP as independent public accounting firm	2	No vote

Optimal Group, Inc.	opmr	68388R208	issuer	5/22/2006	na	Elect Directors	1	No vote

Uranium Resources, Inc.	urre	916901309	issuer	6/1/2006	na	Elect Directors	1	No vote
						Ratify Hein & Associates, LLP as independent accountants	2	No vote

Peco II, Inc.	piii	705221109	issuer	6/1/2006	na	Elect Directors	1	No vote
						Increase the numbr of authorized shares of the company from 55MM to 155MM consisting of 150MM common shares without par value and 5MM serial preferred shares without par value	2	No vote

Ipass Inc.	ipas	46261V108	issuer	6/1/2006	na	Elect Directors	1	No vote
						Approve IPASS 2003 non-employee directors plan as amended to change the terms and number of shares granted pursuant to stock options and provide for the grant of restricted stock awards thereunder	2	No vote
						Ratify KPMG LLP and independent accounting firm	3	No vote

U.S. Home Systems, Inc.	ushs	90335C100	issuer	6/2/2006	na	Elect Directors	1	No vote
						In the discretion of the proxy holders on any other matter that may properly come before the meeting or any adjournment thereof	2	No vote

Catalytica Energy Systems, Inc.	cesi	148884109	issuer	6/8/2006	na	Elect Directors	1	No vote
						Ratify Ernst & Young LLP as independent public accountants	2	No vote

						Ratify BDO SeidmanLLP as public accounting firm	2	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/Austin W. Marxe
AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 28, 2006